RETIREMENT BENEFIT PLANS - Summary of Principal Actuarial Assumptions Used for Defined Benefit Schemes (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [abstract]
Discount rate for scheme liabilities	5.70%	5.50%
General price inflation	2.90%	3.10%
General salary increase	1.00%	1.00%
Expected rate of pension increase	2.80%	3.00%
Longevity at 60 for current pensioners, on the valuation date:
Males	27 years	26 years 10 months 24 days
Females	29 years 10 months 24 days	29 years 9 months 18 days
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
Males	28 years 7 months 6 days	28 years 6 months
Females	31 years 4 months 24 days	31 years 3 months 18 days